Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	$ 32,517,979,372	$ 22,246,858,046
Liabilities	26,454,235,292	17,854,034,339
Shareholders’ Equity	6,063,744,080	4,392,823,707	$ 4,128,541,133	$ 4,021,904,615
Net Income for the Year	1,624,609,562	734,232,809	$ 329,383,717
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Assets	3,114,186	6,070,588
Liabilities	1,741,064	1,969,979
Shareholders’ Equity	1,373,122	4,100,609
Net Income for the Year	(3,431,240)	(1,701,770)
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Assets	1,524,248	2,838,253
Liabilities	141,392	0
Shareholders’ Equity	1,382,856	2,838,253
Net Income for the Year	(2,202,291)	(2,986,672)
Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Assets	21,650,681,532	18,864,751,990
Liabilities	17,253,665,742	15,268,463,041
Shareholders’ Equity	4,397,015,790	3,596,288,949
Net Income for the Year	1,356,024,083	613,295,953
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Assets	5,647,423,202
Liabilities	4,166,011,683
Shareholders’ Equity	1,481,411,519
Net Income for the Year	(163,741,840)
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets		0
Liabilities		0
Shareholders’ Equity		0
Net Income for the Year		(8,089,091)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	85,453,480	62,663,964
Liabilities	31,889,854	20,772,640
Shareholders’ Equity	53,563,626	41,891,324
Net Income for the Year	68,249,556	53,790,630
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	2,852,977	3,577,650
Liabilities	957,757	1,169,454
Shareholders’ Equity	1,895,220	2,408,196
Net Income for the Year	2,495,730	3,194,838
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Assets	3,725,503	88,029
Liabilities	1,499,906	0
Shareholders’ Equity	2,225,597	88,029
Net Income for the Year	(1,256,211)	(34,097)
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Assets	5,159,572	88,046
Liabilities	0	88,029
Shareholders’ Equity	5,159,572	17
Net Income for the Year	(1,907,343)	9
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Assets	24,377	17,404
Liabilities	0	0
Shareholders’ Equity	24,377	17,404
Net Income for the Year	(11,859)	(15,681)
Galicia Retiro Compaa de Seguros S.A
Disclosure of subsidiaries [line items]
Assets	6,123,205	8,451,130
Liabilities	5,690,298	6,739,874
Shareholders’ Equity	432,907	1,711,256
Net Income for the Year	(1,278,348)	236,888
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Assets	164,158,102	126,175,880
Liabilities	126,695,334	101,518,888
Shareholders’ Equity	37,462,768	24,656,992
Net Income for the Year	24,260,559	27,834,277
Galicia Seguros S A U
Disclosure of subsidiaries [line items]
Assets	49,381,380	49,883,027
Liabilities	24,932,086	19,139,515
Shareholders’ Equity	24,449,294	30,743,512
Net Income for the Year	3,046,917	15,356,894
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Assets	2,437,740	1,740,428
Liabilities	0	0
Shareholders’ Equity	2,437,740	1,740,428
Net Income for the Year	(1,038,355)	479,324
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Assets	12,393,562	12,151,596
Liabilities	3,895,833	4,131,353
Shareholders’ Equity	8,497,729	8,020,243
Net Income for the Year	1,035,508	364,780
IGAM LLC
Disclosure of subsidiaries [line items]
Assets	20,595,120	26,120,664
Liabilities	2,926	4,900
Shareholders’ Equity	20,592,194	26,115,764
Net Income for the Year	(11,659,852)	3,246,941
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Assets	126,139,846	108,729,756
Liabilities	116,905,609	91,853,286
Shareholders’ Equity	9,234,237	16,876,470
Net Income for the Year	(7,642,233)	1,216,462
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Assets	2,253,594	39,646
Liabilities	258,501	37
Shareholders’ Equity	1,995,093	39,609
Net Income for the Year	112,382	20,476
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Assets	255,705	6,076
Liabilities	154,687	0
Shareholders’ Equity	101,018	6,076
Net Income for the Year	95,768	(5,357)
INVIU Uruguay Agente de Valores S.A.
Disclosure of subsidiaries [line items]
Assets	3,076,758	4,049,539
Liabilities	1,549,649	2,525,385
Shareholders’ Equity	1,527,109	1,524,154
Net Income for the Year	2,954	(811,524)
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Assets	1,614,738,510	535,268,142
Liabilities	1,530,604,194	502,628,998
Shareholders’ Equity	84,134,316	32,639,144
Net Income for the Year	50,857,429	(14,720,325)
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Assets	2,086	0
Liabilities	21,511	1,152
Shareholders’ Equity	(19,425)	(1,152)
Net Income for the Year	(18,940)	562
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Assets	41,668,374	70,783,767
Liabilities	1,100,635	5,421,927
Shareholders’ Equity	40,567,739	65,361,840
Net Income for the Year	(16,612,088)	25,393,345
Sudamericana Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Assets	255,113,689	346,735,388
Liabilities	243,338,811	312,628,081
Shareholders’ Equity	11,774,878	34,107,307
Net Income for the Year	(22,332,429)	991,253
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Assets	3,456,748,840	2,412,434,597
Liabilities	2,790,209,417	1,896,651,108
Shareholders’ Equity	666,539,423	515,783,489
Net Income for the Year	185,514,733	62,132,198
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	806,800,441	597,497,533
Liabilities	19,010,578	24,681
Shareholders’ Equity	787,789,863	597,472,852
Net Income for the Year	233,403,856	33,623,203
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Assets	72,518	1,206
Liabilities	21,826	7,232
Shareholders’ Equity	50,692	(6,026)
Net Income for the Year	45,623	$ (6,026)
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Assets	22,644,857
Liabilities	4,798,219
Shareholders’ Equity	17,846,638
Net Income for the Year	635,271
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Assets	1,632,063,244
Liabilities	3,951,695
Shareholders’ Equity	1,628,111,549
Net Income for the Year	(171,064,849)
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Assets	7,324,678
Liabilities	1,794,674
Shareholders’ Equity	5,530,004
Net Income for the Year	(2,667,809)
GGAL Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	238,346
Liabilities	185,847
Shareholders’ Equity	52,499
Net Income for the Year	6,911
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Assets	353,192
Liabilities	318,621
Shareholders’ Equity	34,571
Net Income for the Year	2,766
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Assets	122,030
Liabilities	23,230
Shareholders’ Equity	98,800
Net Income for the Year	(3,872)
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Assets	79
Liabilities	0
Shareholders’ Equity	79
Net Income for the Year	68
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Assets	682,068
Liabilities	178,185
Shareholders’ Equity	503,883
Net Income for the Year	(132,770)
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Assets	141,392
Liabilities	0
Shareholders’ Equity	141,392
Net Income for the Year	(27,244)
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Assets	20,658,177
Liabilities	0
Shareholders’ Equity	20,658,177
Net Income for the Year	59,600
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets	20,658,671
Liabilities	0
Shareholders’ Equity	20,658,671
Net Income for the Year	40,638
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Assets	103
Liabilities	0
Shareholders’ Equity	103
Net Income for the Year	16
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets	75
Liabilities	0
Shareholders’ Equity	75
Net Income for the Year	$ 65